RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Summary of related-party costs incurred by the Company and amounts payable to the Manager
Summarized below are the related party costs incurred by the Company, related to continuing operations, for the years ended December 31, 2015, 2014 and 2013 and amounts payable to the Company's Manager as of December 31, 2015 and 2014 ($ in thousands):

	Incurred			Payable
	For the year ended December 31,			As of December 31,
	2015	2014	2013	2015	2014
Affiliate Payments
Management fees	$5,397	$5,440	$4,125	$1,357	$1,348
General and administrative expenses	3,426	3,400	3,394	835	853
Direct costs	1,466	716	450	232	231
Total	$10,289	$9,556	$7,969	$2,424	$2,432

Summarized below are the related party costs incurred by the Company, related to discontinued operations held for sale, for the years ended December 31, 2015, 2014 and 2013 and amounts payable to the Company's Manager as of December 31, 2015 and 2014 ($ in thousands):

	Incurred			Payable
	For the year ended December 31,			As of December 31,
	2015	2014	2013	2015	2014
Affiliate Payments
Management fees	$551	$476	$116	$144	$123
General and administrative expenses	452	600	216	84	147
Direct costs	23	145	319	6	33
Total	$1,026	$1,221	$651	$234	$303